Income Tax - Schedule of Effective Tax Rate (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Deferred tax expense (income) [abstract]
Net profit (loss)	€ 1,507	€ (28,894)	€ (23,719)
Tax expense (income)	(340)	(380)	116
Profit (loss) before tax	€ 1,847	€ (28,514)	€ (23,836)
Applicable tax rate	25.00%	25.00%	25.00%
Tax expense (income) at applicable tax rate	€ (462)	€ 7,129	€ 5,959
Increase (Decrease) Related To Tax Effect [Abstract]
Tax Effect Of Tax Credits	1,055	1,452	1,504
Tax Effect Of Permanent Differences	(205)	43	(31)
Tax effect of foreign tax rates	1,439	(840)	(67)
Tax effect of tax losses	(2,520)	(7,832)	(7,037)
Tax benefit arising from previously unrecognised tax loss, tax credit or temporary difference of prior period used to reduce current tax expense	809	0	0
Tax Effect Of Adjustments Without Tax Incidence	0	(145)	(61)
Tax Effect Of Non-Recognition Of Deferred Tax Assets Related To Temporary Differences	5	454	331
Tax Effect Of Recognition Of Deferred Tax Assets Against Deferred Tax Liabilities	(447)	(418)	(453)
Other tax effects for reconciliation between accounting profit and tax expense (income)	€ (13)	€ (224)	€ (29)
Average effective tax rate	18.40%	1.33%	(0.49%)